Loss per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings per share [abstract]
Loss per Share

	For the six-month period ended June 30,
	2021	2020
Loss attributable to common equity holders	(789)	(13,199)
Weighted average number of shares for basic and diluted LPS	9,001,704	83,354